Shareholder Report, Holdings (Details) - C000020141 [Member]	Feb. 28, 2026
Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%